UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C. 20549

                       Form 13F

                  Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: December 31, 2011

  Check here if Amendment [  ];Amendment Number:

  This amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    The Adams Express Company
  Address: 7 St. Paul Street, Suite 1140
           Baltimore, MD  21202

  Form 13F File Number:28-597


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



  Person Signing this Report on Behalf of Reporting Manager:



  Name:      Christine M. Sloan
  Title      Assistant Treasurer
  Phone      (410) 752-5900

  Signature, Place, and Date of Signing:

  /s/ Christine M. Sloan       Baltimore, MD          February 14, 2012

   [Signature]                 [City, State]             [Date]



  Report Type (Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          Form 13F SUMMARY PAGE


  Report Summary:

  Number of Other Included Managers:     0

  Form 13F Information Table Entry Total: 90

  Form 13F Information Table Value Total: $1,003,487
                                          (in thousands)


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



  NONE

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          COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE         CUSIP        VALUE      SHRS OR   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)    PRN AMT   PRN  CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE

 ABBOTT LABORATORIES             COM          002824100     7,872      140,000   SH         SOLE               140,000
 ACE LTD.                        SHS          H0023R105    11,570      165,000   SH         SOLE               165,000
 ADTRAN, INC.                    COM          00738A106     9,603      318,400   SH         SOLE               318,400
 AIR PRODUCTS & CHEMICALS        COM          009158106     2,556       30,000   SH         SOLE                30,000
 APPLE INC.                      COM          037833100    38,475       95,000   SH         SOLE                95,000
 AUTOMATIC DATA PROCESSING INC.  COM          053015103    10,802      200,000   SH         SOLE               200,000
 AVON PRODUCTS, INC.             COM          054303102     6,282      359,600   SH         SOLE               359,600
 AXIS CAPITAL HOLDINGS LTD.      SHS          G0692U109     4,794      150,000   SH         SOLE               150,000
 BANK OF AMERICA CORP.           COM          060505104     7,701    1,385,000   SH         SOLE             1,385,000
 BANK OF NEW YORK MELLON CORP.   COM          064058100     8,039      403,775   SH         SOLE               403,775
 BORGWARNER INC.                 COM          099724106     9,561      150,000   SH         SOLE               150,000
 BRISTOL-MYERS SQUIBB CO.        COM          110122108     5,605      159,061   SH         SOLE               159,061
 BROADCOM CORP.                  CL A         111320107     5,872      200,000   SH         SOLE               200,000
 BUNGE LTD.                      COM          G16962105     8,866      155,000   SH         SOLE               155,000
 CAPITAL ONE FINANCIAL CORP.     COM          14040H105    10,150      240,000   SH         SOLE               240,000
 CATERPILLAR INC                 COM          149123101    19,026      210,000   SH         SOLE               210,000
 CELGENE CORP.                   COM          151020104    13,520      200,000   SH         SOLE               200,000
 CENTURYLINK INC.                COM          156700106    13,392      360,000   SH         SOLE               360,000
 CF INDUSTRIES HOLDINGS, INC.    COM          125269100     4,571       31,531   SH         SOLE                31,531
 CHEVRON CORP.                   COM          166764100    21,280      200,000   SH         SOLE               200,000
 CISCO SYSTEMS, INC.             COM          17275R102    15,368      850,000   SH         SOLE               850,000
 CLIFFS NATURAL RESOURCES INC.   COM          18683K101     5,050       81,000   SH         SOLE                81,000
 COCA-COLA CO.                   COM          191216100    13,994      200,000   SH         SOLE               200,000
 COGNIZANT TECHNOLOGY SOLUTIONS  CL A         192446102     9,646      150,000   SH         SOLE               150,000
 COLUMBIA SPORTSWEAR CO.         COM          198516106     9,310      200,000   SH         SOLE               200,000
 CONSOL ENERGY INC.              COM          20854P109     2,705       73,700   SH         SOLE                73,700
 CVS/CAREMARK CORP.              COM          126650100    12,030      295,000   SH         SOLE               295,000
 DIGITAL REALTY TRUST INC.       COM          253868103     1,000       15,000   SH         SOLE                15,000
 DOW CHEMICAL CO.                COM          260543103    10,354      360,000   SH         SOLE               360,000
 EMERSON ELECTRIC CO.            COM          291011104     4,659      100,000   SH         SOLE               100,000
 EXXON MOBIL CORP.               COM          30231G102     9,747      115,000   SH         SOLE               115,000
 F5 NETWORKS INC.                COM          315616102     6,898       65,000   SH         SOLE                65,000
 FEDEX CORP.                     COM          31428X106     9,604      115,000   SH         SOLE               115,000
 FREEPORT-MCMORAN COPPER & GOLD  COM          35671D857     8,377      227,700   SH         SOLE               227,700
 GENERAL ELECTRIC CO.            COM          369604103     8,776      490,000   SH         SOLE               490,000
 GILEAD SCIENCES INC.            COM          375558103    10,233      250,000   SH         SOLE               250,000
 GOODRICH CORP.                  COM          382388106     3,711       30,000   SH         SOLE                30,000
 GOOGLE INC.                     CL A         38259P508    14,468       22,400   SH         SOLE                22,400
 HALLIBURTON CO.                 COM          406216101     5,176      150,000   SH         SOLE               150,000
 HEWLETT-PACKARD CO.             COM          428236103     7,728      300,000   SH         SOLE               300,000
 HONEYWELL INT'L INC.            COM          438516106    13,044      240,000   SH         SOLE               240,000
 INTEL CORP.                     COM          458140100    19,157      790,000   SH         SOLE               790,000
 JOHNSON & JOHNSON               COM          478160104    16,723      255,000   SH         SOLE               255,000
 JPMORGAN CHASE & CO.            COM          46625H100    19,950      600,000   SH         SOLE               600,000
 LIFE TECHNOLOGIES CORP.         COM          53217V109     7,782      200,000   SH         SOLE               200,000
 LOWE'S COMPANIES, INC.          COM          548661107    15,228      600,000   SH         SOLE               600,000
 MARRIOTT INTERNATIONAL INC.     CL A         571903202     8,751      300,000   SH         SOLE               300,000
 MASCO CORP.                     COM          574599106     7,598      725,000   SH         SOLE               725,000
 MCDONALD'S CORP.                COM          580135101    24,079      240,000   SH         SOLE               240,000
 MDU RESOURCES GROUP, INC.       COM          552690109     8,854      412,600   SH         SOLE               412,600
 MEDTRONIC, INC.                 COM          585055106    13,388      350,000   SH         SOLE               350,000
 MICROSOFT CORP.                 COM          594918104    18,172      700,000   SH         SOLE               700,000
 MORGAN STANLEY                  COM NEW      617446448     3,707      245,000   SH         SOLE               245,000
 NATIONAL OILWELL VARCO          COM          637071101     6,799      100,000   SH         SOLE               100,000
 NETAPP, INC.                    COM          64110D104    10,881      300,000   SH         SOLE               300,000
 NEWELL RUBBERMAID INC.          COM          651229106     6,460      400,000   SH         SOLE               400,000
 NORFOLK SOUTHERN CORP.          COM          655844108    11,658      160,000   SH         SOLE               160,000
 NORTHEAST UTILITIES             COM          664397106    12,624      350,000   SH         SOLE               350,000
 OLD DOMINION FREIGHT LINE INC.  COM          679580100     1,419       35,000   SH         SOLE                35,000
 ORACLE CORP.                    COM          68389X105    24,624      960,000   SH         SOLE               960,000
 PEABODY ENERGY CORP.            COM          704549104     1,470       44,400   SH         SOLE                44,400
 PEPSICO, INC.                   COM          713448108    19,905      300,000   SH         SOLE               300,000
 PETROLEUM & RESOURCES           COM          716549100    53,532    2,186,774   SH         SOLE             2,186,774
 PFIZER INC                      COM          717081103    17,312      800,000   SH         SOLE               800,000
 PHILIP MORRIS INTERNATIONAL     COM          718172109    11,772      150,000   SH         SOLE               150,000
 PNC FINANCIAL SERVICES GROUP,   COM          693475105    13,552      235,000   SH         SOLE               235,000
 POTASH CORP OF SASKATCHEWAN     COM          73755L107     6,444      156,100   SH         SOLE               156,100
 PRAXAIR, INC.                   COM          74005P104     7,216       67,500   SH         SOLE                67,500
 PROCTER & GAMBLE CO.            COM          742718109    18,679      280,000   SH         SOLE               280,000
 PRUDENTIAL FINANCIAL, INC.      COM          744320102    15,537      310,000   SH         SOLE               310,000
 QUALCOMM INC.                   COM          747525103    16,410      300,000   SH         SOLE               300,000
 RYLAND GROUP INC.               COM          783764103     9,669      613,500   SH         SOLE               613,500
 SAFEWAY INC.                    COM NEW      786514208     7,154      340,000   SH         SOLE               340,000
 SCHLUMBERGER LTD.               COM          806857108     5,465       80,000   SH         SOLE                80,000
 SEADRILL LTD.                   SHS          G7945E105     3,321      100,100   SH         SOLE               100,100
 SENOMYX, INC.                   COM          81724Q107     4,470    1,284,400   SH         SOLE             1,284,400
 SOUTH JERSEY INDUSTRIES INC.    COM          838518108     1,704       30,000   SH         SOLE                30,000
 SPECTRA ENERGY CORP.            COM          847560109    12,478      405,780   SH         SOLE               405,780
 SPIRIT AEROSYSTEMS HOLDINGS,INC.COM CL A     848574109    10,390      500,000   SH         SOLE               500,000
 T. ROWE PRICE GROUP INC.        COM          74144T108    11,390      200,000   SH         SOLE               200,000
 TARGET CORP.                    COM          87612E106    16,390      320,000   SH         SOLE               320,000
 TECK RESOURCES LTD.             CL B         878742204     3,343       95,000   SH         SOLE                95,000
 TEVA PHARMACEUTICAL INDUSTRIES  ADR          881624209    13,319      330,000   SH         SOLE               330,000
 UNILEVER PLC ADR                SPON ADR NEW 904767704    15,419      460,000   SH         SOLE               460,000
 UNITED TECHNOLOGIES CORP.       COM          913017109     9,136      125,000   SH         SOLE               125,000
 UNITEDHEALTH GROUP INC.         COM          91324P102    11,530      227,500   SH         SOLE               227,500
 WALT DISNEY CO.                 COM          254687106    18,000      480,000   SH         SOLE               480,000
 WELLS FARGO & CO.               COM          949746101    18,052      655,000   SH         SOLE               655,000
 WISCONSIN ENERGY CORP.          COM          976657106     3,146       90,000   SH         SOLE                90,000
 ZIMMER HOLDINGS, INC.           COM          98956P102     8,013      150,000   SH         SOLE               150,000
                                                        1,003,487
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